Employee Benefits (Details 5) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Actuarial loss (gain) arising from changes in financial assumptions	SFr 360,541	SFr (119,117)	SFr (150,552)
Actuarial loss arising from experience adjustments	(215,156)	(1,792,265)	211,331
Actuarial gain arising from demographic assumptions
Return on plan assets excluding interest income	(73,375)	634,190	(332,759)
Total defined benefit cost for the year recognized in the other comprehensive loss	SFr 72,010	SFr (1,277,192)	SFr (271,980)